S-K 1602, SPAC Registered Offerings	Jul. 21, 2025
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]
We will provide the purchasers of our public units, or our “public shareholders,” with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account described below as of two business days prior to consummation of the initial business combination, including interest earned on the funds held in the trust account (net of amounts withdrawn to fund our working capital requirements, subject to an annual limit of $1,000,000, and to pay our taxes, if any (“permitted withdrawals”)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account will initially be $10.00 per public share. We will have 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination, which we refer to herein as the completion window. If we anticipate that we may be unable to consummate our initial business combination within such
24-month
period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law. If we are unable to complete our initial business combination within the completion window (or such later date as approved by our shareholders), or by such earlier liquidation date as our board of directors may approve, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less permitted withdrawals and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.
 See
 “
Summary — The Offering — Redemption rights for public shareholders upon completion of our initial business combination
” on page [ ] and “
Summary — The Offering — Redemption of public shares and distribution and liquidation if no initial business combination
” on page [ ] for more information.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as “Adjusted NTBVPS,” on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming the exercise in full and no exercise of the over-allotment option. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses.
See the section titled “
Dilution
” on page [ ] for more information.

As of July 21, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
	Assuming No Exercise of Over-Allotment Option
$6.96	$6.33	$3.67	$5.35	$4.65	$3.68	$6.32	$0.11	$9.89
	Assuming Full Exercise of Over-Allotment Option
$6.98	$6.34	$3.66	$5.37	$4.63	$3.70	$6.30	$0.14	$9.86

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]
Business Strategy
Our acquisition and value creation strategy is to identify, acquire and, after our initial business combination, further accelerate the growth of a company at the intersection of the A&D services, cybersecurity and secured communications and quantum-based command and control systems, and AI and ML, and to contribute to the global A&D economy. Our company’s unique expertise offers a comprehensive framework for a publicly traded company to foster both organic and strategic growth initiatives within its operational ecosystem. Our selection process is expected to leverage our management team’s broad and deep relationship network and unique expertise in the A&D services, cybersecurity and secured communications and quantum-based command and control systems industries, as well as in AI and ML. Market size, growth potential, competition, and barriers to entry are all essential factors to consider as we identify the acquisition target. Our team intends to utilize an in-depth
evaluation process of potential acquisition targets based on financial performance, strategic fit, and potential synergies as well as the company’s products, and services to ensure our target is aligned. Although, the global A&D economy is highly regulated, and there are many legal and regulatory considerations that companies must consider, such as licensing requirements, export controls, and liability issues; our management team’s expertise and track record in the A&D ecosystem, and all related technologies, will help mitigate these factors by proactively advising potential target companies on navigating these issues.
Overall, an acquisition and value creation strategy impacting the global A&D economy requires a careful and strategic approach, the potential benefits can be significant for companies with the ability to identify and acquire complementary businesses and technologies with synergies through effective integration. Our management team believes that the global A&D economy has significant market growth potential, related to the development and use of innovative technologies. Over the last decade, there has been a steady increase in the demand for space-based services and applications for both the private sector as well as various government agencies. Over the last few years, rising geopolitical tensions plus ever growing commercial applications in a variety of fields of use, have driven the increased demand for unmanned aerial vehicles (“UMV”) systems and other drone technologies.
We expect to distinguish ourselves with our ability to:

•
Tap into our vast international network of relationships to develop a distinctive pipeline of acquisition opportunities.
We believe the combination of our Chief Executive Officer’s industry experience and our directors’ and management’s ability and network of relationships with CEOs, founders, family offices, private equity, hedge-funds,
venture capitalists, sponsors and investment

banks will help us to identify and evaluate suitable target businesses that could benefit from our operational and strategic expertise and from management’s experience in structuring complex transactions and accessing capital for growth.

•
Revitalize the acquisition target and generate value for shareholders after the business combination.
Given our management’s experience, we are confident that our officers and directors will be able to drive value after the combination. By implementing strategies that have proven successful in the past, they intend to focus on accelerating revenue growth, improving profit margins and fostering a results-driven culture.

•
Show a proven record of successful completions of business combinations
. We believe that our management team’s track record and experience will provide a distinct advantage for identifying, valuing and completing a business combination that will meet our investors’ expectations. GigCapital8 is our eighth SPAC affiliated with GigCapital Global, with five out of seven prior SPACs having completed business combinations and one SPAC looking for a suitable business target, as summarized below.

•
GigCapital, Inc. (“GIG1”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the technology, media, and telecommunications (“TMT”) industry, completed its initial public offering in December 2017, in which it sold 14,375,000 units at price of $10.00 per unit, with each unit consisting of one share of GIG1 common stock, three-fourths (3/4) of one warrant to purchase one share of GIG1 common stock and one right to receive one-tenth
(1/10) of one share of GIG1 common stock, generating aggregate proceeds of approximately $144 million. On February 22, 2019, GIG1 entered into a stock purchase agreement to acquire Kaleyra S.p.A. at about transaction enterprise value of $187 million with combined cash and/or promissory note consideration of $15 million. The transaction successfully closed on November 25, 2019, and GIG1 was renamed Kaleyra, Inc. and listed on the NYSE American stock exchange under the symbol “KLR” (and since that time, Kaleyra uplisted to NYSE). In November 2023, Kaleyra was sold to Tata Communications at a transaction enterprise value of about $320 million in a cash deal and ceased to exist as a public company.

•
GigCapital2, Inc. (“GIG2”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT industry, completed its initial public offering in June 2019, in which it sold 17,250,000 units at a per unit price of $10.00, with each unit consisting of one share of GIG2 common stock, one warrant to purchase one share of GIG2 common stock, and one right to receive one-twentieth
(1/20) of one share of GIG2 common stock, generating aggregate proceeds of about $173 million. On June 8, 2021, GIG2 successfully completed its business combination with each of UpHealth Holdings, Inc. and Cloudbreak Health, LLC, and the company changed its name to UpHealth, Inc. and was listed on the NYSE under the new ticker symbol “UPH”, where it remained listed until 2024 when it was delisted from the NYSE and commenced trading on the OTC Pink, and subsequently on the OTC Expert Market, under the new ticker symbol “UPHL.” UpHealth, Inc. closed down certain of its subsidiaries and sold subsidiaries Innovations Group Incorporated to Belmar Pharma Solutions in June 2023 and Cloudbreak Health to an affiliate of GTCR, LLC in March 2024. Following an adverse legal judgement, in September 2023, UpHealth Holdings, Inc., a subsidiary of UpHealth, Inc., filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code. In addition, in October 2023, two of
UpHealth
Holdings’ wholly-owned subsidiaries, Thrasys, Inc. and Behavioral Health Services, LLC, and each of their subsidiaries filed voluntary petitions for relief under Chapter 11 of the U.S. Bankruptcy Code.

•
GigCapital3, Inc. (“GIG3”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT industry, completed its initial public offering in May 2020, in which it sold 20,000,000 units at a per unit price of $10.00, with each unit consisting of one share of GIG3 common stock and three-fourths (3/4) of one warrant to purchase one share of GIG3 common stock, generating aggregate proceeds of $200 million. On May 6, 2021, GIG3 successfully completed its business combination with Lightning Systems, Inc., which did business as Lightning eMotors, and GIG3 retained such name. Lightning eMotors, Inc. was listed on the NYSE under the new ticker symbol “ZEV,” before being listed on the OTC Expert Market under the ticker symbol “ZEVY.” In October 2021, Dr. Katz left Lightning eMotors as he did not stand for reelection to the board of directors. Lightning eMotors went into receivership in December 2023, and as a result, the assets of Lightning eMotors were sold to GERCO LLC, a subsidiary of GILLIG, in February 2024.

•
GigCapital4, Inc. (“GIG4”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT and sustainable industries, completed its initial public offering in February 2021, in which it sold 35,880,000 units at a per unit price of $10.00, with each unit consisting of one share of GIG4 common stock and one-third
(1/3) of one (1) warrant to purchase one share of GIG4 common stock, generating aggregate proceeds of about $359 million. GIG4 listed on Nasdaq under the symbol “GIG.” On December 9, 2021, GIG4 successfully completed its business combination with BigBear.ai Holdings, LLC, following which it was renamed as BigBear.ai Holdings, Inc. (NYSE: BBAI).

•
GigCapital5, Inc. (“GIG5”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT, A&D, advanced medical equipment, intelligent automation and sustainable industries, completed its initial public offering in September 2021, in which it sold 23,000,000 units at a per unit price of $10.00, with each unit consisting of one share of GIG5 common stock and one warrant to purchase one share of GIG5 common stock, generating aggregate proceeds of $230 million. GIG5 listed on the NYSE under the symbol “GIA” and then subsequently transferred to Nasdaq and later, to the OTCQB Venture Market. In March 2024, GIG5 successfully completed its business combination with QT Imaging, Inc., following which it was renamed as QT Imaging Holdings, Inc. (OTCQB: QTIH).

•
GigInternational1, Inc. (“GIW”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT, A&D, mobility and semiconductor industries with a particular emphasis on the EMEA market, completed its initial public offering in May 2021, in which it sold 20,900,000 units at a per unit price of $10.00, with each unit consisting of one share of GigInternational1 common stock and one-half
(1/2) of one (1) warrant to purchase one share of GigInternational1 common stock, generating aggregate proceeds of $209 million. GigInternational1 listed on Nasdaq under the symbol “GIW,” but in November 2022, decided to liquidate and dissolve the company rather than pursue a business combination, and in December 2022, GigInternational1 delisted from Nasdaq after liquidating its trust account.

•
GigCapital7 Corp. (“GIG7”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT, artificial intelligence and machine learning, cybersecurity, medical technology and medical equipment, semiconductors and sustainable industries, completed its initial public offering in August 2024, in which it sold 20,000,000 units at a per unit price of $10.00, with each unit consisting of one Class A ordinary share and one redeemable warrant to purchase one Class A ordinary share of GIG7, generating $200 million. GIG7 listed on Nasdaq under the symbol “GIG” and is currently looking for a suitable acquisition target.

With respect to the foregoing examples, the past performance of the members of our management team or their affiliates, including with respect to GIG1, GIG2, GIG3, GIG4, GIG5 and GIG7, and their engagement in the TMT and other markets, is not a guarantee that we will be able to identify a suitable candidate for our initial business combination or of success with respect to any business combination we may consummate. The principals of the company and our management team have a significant number of relationships across numerous innovative industries. The operational background of the GigCapital Global team provides significant touchpoints across relevant industries. They have developed a meaningful pipeline of high potential, mutually interested U.S. and foreign acquisition targets from extensive screening with previous GigCapital PPE platforms. Our management team’s expertise in data-driven identification, evaluation and engagement with potential targets will facilitate and efficient de-SPAC
process. You should not rely on the historical record of the performance of our management or any of its affiliates’ performance, including GIG1, GIG2, GIG3, GIG4, and GIG5, as indicative of our future performance. Members of our management team and their affiliates are likely to form other
Private-to-Public
Equity (PPE) companies prior to the completion of our initial business combination.

De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such
24-month
period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
GigAcquisitions8 Corp.	$ 30,000 per month	Office space, administrative and shared personnel support services

7,850,229 Class B ordinary shares, of which 1,023,943 Class B ordinary shares remain subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised during this offering. Our sponsor intends at the time of this offering to sell 375,397 founder shares in the aggregate to Messrs. Greene, Machuca, Timm and Horowitz at an aggregate price of $9,244, and 1,416,665 founder shares to Lynrock at an aggregate price of $13,130
, and prior to the consummation of this offering to
	transfer 5,000 founder shares to Christine Marshall, our Chief Financial Officer, solely in	$25,000

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
consideration of future services to us, thus reducing its holding to 6,053,167 founder shares

	Up to $100,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

	Up to $15,000 per month	Monthly payments to Chief Financial Officer

Chief Financial Officer (Christine Marshall)	5,000 founder shares, subject to forfeiture to the sponsor if Ms. Marshall resigns or is removed for cause from her position with the Company prior to consummation of our initial business combination	Future services as Chief Financial Officer

GigAcquisitions8 Corp. and certain directors (Messrs. Greene, Machuca, Timm and Horowitz)	45,200 private placement units to be purchased simultaneously with the closing of this offering (including if the underwriters’ over-allotment option is exercised in full)	$440,130.48

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

GigAcquisitions8 Corp, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees
Any services in order to effectuate the completion of our initial business combination, which, if payments are made in connection with such services prior to the completion of our initial business combination, will be paid from funds held outside the trust account. No agreements have been signed as of the date of this prospectus.

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. No agreements have been signed as of the date of this prospectus.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combination
We will have only 24 months from the closing of this offering to complete our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such

24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. While we do not currently intend to seek such shareholder approval, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the completion window beyond 36 months from the closing of this offering. If we seek such shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a price per share, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned therein (less permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law. If we determine not to or are unable to extend the completion window or fail to obtain shareholder approval to extend the completion window, our insiders’ investment in our founder shares and our private placement units, including the component securities thereof, will be worthless. If we are unable to complete our initial business combination within the completion window, we will: (1) cease all operations except for the purpose of winding up; (2) as promptly as reasonably possible but not more than ten (10) business days thereafter, redeem the outstanding public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of permitted withdrawals), divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law; and (3) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, dissolve and liquidate, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

We may, however, raise funds through the issuance of
equity-linked
securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such minimum cash requirements.

Our initial shareholders have entered into agreements with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to their founder shares, private investor shares and private placement shares if we fail to complete our initial business combination within 24 months from the closing of this offering. However, if our initial shareholders or management team acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the
24-month
time frame.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Conflicts of Interest	Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Our sponsor, officers or directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. As the number of special purpose acquisition companies increases, the competition for available targets with attractive business models and strong financial presence intensifies, which could cause targets companies to demand improved acquisition terms. This could affect our ability to find and consummate an initial business combination or negotiate favorable to us provisions.
See “
Risk Factors — We may engage in our initial business combination with one or more target businesses that have relationships with entities that may be affiliated with our sponsor, executive officers or directors, which may raise potential conflicts of interest.
” and “—
As the number of special purpose
acquisition companies evaluating targets increases, and other issued SPAC entities may come to market with superior terms for the acquisition targets,
attractive targets may become scarcer and there may be more
competition for attractive targets. This could increase the cost of our initial business combination and could even result in our

inability to
find a target or to consummate an initial business combination.”
However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Our sponsor, which is owned by two of our directors, Dr. Raluca Dinu and Dr. Avi S. Katz, and four of our other directors, James Greene, Luis Machuca, Bryan Timm, and Raanan Horowitz, will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account or are entitled to receive liquidating distributions from the trust account in the event they choose to purchase public shares. Upon the closing of this offering, assuming the underwriters’ over-allotment option is not exercised, our sponsor and the four directors will have invested in us an aggregate of $452,000.48, comprised of $2,626 paid by the sponsor for 6,058,167 founder shares (after giving effect to the sales of shares to the four directors and Lynrock) (or $0.000434 per share), $9,244 paid by the four directors for the aggregate of 375,397 founder shares (or $0.02462 per share) and the $440,130.48 purchase price for the private placement units (or $9.7374 per unit). In addition, prior to the consummation of this offering, the sponsor will transfer 5,000 founder shares to Christine Marshall, our Chief Financial Officer, solely in consideration of future services to us. The 5,000 founder shares granted to Ms. Marshall will be subject to forfeiture back to the sponsor in the event she resigns or is removed for cause from her position with us prior to consummation of our initial business combination. Following this transfer of shares, the sponsor will hold 6,053,167 founder shares. Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our insiders had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our sponsor, executive officers and directors may affect the

51
consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. In the event we do not consummate a business combination within the completion window, and unless the time for us to consummate a business combination has been extended, the founder shares, private investor shares and the private placement units will expire worthless, which could create an incentive to our officers and directors to complete a transaction even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence.
See “
Risk Factors —
Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.
”

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of July 21, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming No Exercise of Over-Allotment Option
$6.96	$6.33	$3.67	$5.35	$4.65	$3.68	$6.32	$0.11	$9.89
Assuming Full Exercise of Over-Allotment Option
$6.98	$6.34	$3.66	$5.37	$4.63	$3.70	$6.30	$0.14	$9.86

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net tangible book value before this offering	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Increase attributable to public shareholders	6.96	6.98	6.33	6.34	5.35	5.37	3.68	3.70	0.11	0.14

Pro forms net tangible book value after this offering	6.96	6.98	6.33	6.34	5.35	5.37	3.68	3.70	0.11	0.14

Dilution to public shareholders	$3.04	$3.02	$3.67	$3.66	$4.65	$4.63	$6.32	$6.30	$9.89	$9.86

Percentage of dilution to public shareholders	30.40%	30.20%	36.70%	36.60%	46.50%	46.30%	63.20%	63.00%	98.90%	98.60%

Numerator:
Net tangible book value before this offering	$5,668	$5,668	$5,668	$5,668	$5,668	$5,668	$5,668	$5,668	$5,668	$5,668
Net proceeds from this offering and the sale of the private placement units (1)	221,400,000	254,507,000	221,400,000	254,507,000	221,400,000	254,507,000	221,400,000	254,507,000	221,400,000	254,507,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	—	—	—	—	—	—	—	—	—	—
Less: Over-allotment liability	(339,200)	—	(339,200)	—	(339,200)	—	(339,200)	—	(339,200)	—
Less: Amounts paid for redemptions (2)	—	—	(55,000,000)	(63,250,000)	(110,000,000)	(126,500,000)	(165,000,000)	(189,750,000)	(220,000,000)	(253,000,000)

Total	$221,066,468	$254,512,668	$166,066,468	$191,262,668	$111,066,468	$128,012,668	$56,066,468	$64,762,668	$1,066,468	$1,512,668

Denominator:
Ordinary shares outstanding prior to this offering	7,850,229	7,850,229	7,850,229	7,850,229	7,850,229	7,850,229	7,850,229	7,850,229	7,850,229	7,850,229
Ordinary shares forfeited if over-allotment is not exercised	(1,023,943)	—	(1,023,943)	—	(1,023,943)	—	(1,023,943)	—	(1,023,943)	—
Ordinary shares offered	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000
Private placement and private investor shares	3,301,878	3,321,860	3,301,878	3,321,860	3,301,878	3,321,860	3,301,878	3,321,860	3,301,878	3,321,860
Ordinary shares forfeited from private investor shares if over-allotment is not exercised	(386,681)	—	(386,681)	—	(386,681)	—	(386,681)	—	(386,681)	—
Less: ordinary shares redeemed	—	—	(5,500,000)	(6,325,000)	(11,000,000)	(12,650,000)	(16,500,000)	(18,975,000)	(22,000,000)	(25,300,000)

Total	31,741,483	36,472,089	26,241,483	30,147,089	20,741,483	23,822,089	15,241,483	17,497,089	9,741,483	11,172,089
(1)	Expenses applied against gross proceeds include offering expenses of approximately $957,006 (or $1,019,578 if the underwriters exercise the over-allotment option in full). See “ Use of Proceeds. ”
(2)
If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, executive officers, advisors or their affiliates may purchase public shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “
Proposed Business.
”